CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,979,042)	$ (271,127)	¥ (2,183,647)	¥ (2,688,388)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation and amortization	1,263,090	173,043	940,482	1,157,424
Share-based compensation	214,441	29,378	181,645	359,835
Provision for credit losses	309,858	42,450	502,185	346,867
Loss (gain) on disposal of property and equipment	(44,625)	(6,114)	22,996	28,788
Changes in fair value of equity investments	10,526	1,442	10,680	354
Impairment of equity investments	0	0	13,582	14,940
Changes in fair value of purchase consideration of a business acquisition	0	0	14,433	28,516
Gain on disposal of a subsidiary	0	0	(6,022)	0
Impairment of contract costs	23,869	3,270	0	7,270
Impairment of long-lived assets	919,724	126,002	653,670	0
Issuance costs expensed for offerings	0	0	0	38,872
Foreign exchange loss	19,531	2,676	57,211	334,629
Deferred income tax	(40,889)	(5,602)	(24,487)	(35,195)
Non-cash operating lease expense	41,864	5,735	42,617	72,244
Other non-cash expenses	1,998	274	0	0
Changes in operating assets and liabilities:
Accounts receivable	(219,098)	(30,016)	375,242	827,589
Prepayments and other assets	(48,996)	(6,712)	(216,303)	132,639
Amounts due from related parties	(50,482)	(6,916)	(13,007)	(39,581)
Accounts payable	(187,878)	(25,739)	(621,327)	(585,424)
Accrued expenses and other liabilities	440,995	60,416	183,381	251,751
Operating lease liabilities	(50,071)	(6,860)	(37,401)	(43,701)
Amounts due to related parties	(1,654)	(227)	(73,522)	(15,192)
Income tax payable	5,258	720	8,522	(5,263)
Net cash generated from (used in) operating activities	628,419	86,093	(169,070)	188,974
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases and prepayment for property and equipment	(3,672,069)	(503,072)	(1,958,759)	(1,418,634)
Disposal of property and equipment	263	36	12,310	34,635
Purchases of intangible assets	(11,120)	(1,523)	(5,979)	(18,774)
Purchases of short-term investments	(90,000)	(12,330)	(550,151)	(2,549,508)
Proceeds from maturities of short-term investments	0	0	1,830,492	4,043,262
Acquisition of equity investments	(2,770)	(379)	(12,070)	(63,356)
Disposal of equity investments	0	0	2,647	0
Acquisition of business, net of cash acquired	0	0	0	(157,484)
Asset-related government grants received	155,251	21,269	4,372	99,571
Disposal of a subsidiary	0	0	3,952	(2,577)
Net cash used in investing activities	(3,620,445)	(495,999)	(673,186)	(32,865)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(1,318,379)	(180,617)	(963,000)	(1,375,325)
Proceeds from short-term borrowings	2,465,884	337,825	1,164,396	936,658
Repayments of long-term borrowings	(2,000)	(274)	0	0
Proceeds from long-term borrowings	1,537,254	210,603	100,000	0
Settlement of share-based awards	0	0	0	(43,981)
Acquisition of non-controlling interests	(100,004)	(13,700)	(100,000)	0
Principal repayments of financing leases	(137,656)	(18,859)	(13,308)	0
Payments of offering costs	0	0	0	(25,338)
Settlements and modifications of financial liabilities arising from business combinations	(125,249)	(17,158)	(577,809)	0
Capital contribution from non-controlling interests	0	0	0	2,143
Proceeds from loans due to related parties	2,000,914	274,124	900,000	300,000
Repayments of loans due to related parties	(1,077,425)	(147,608)	(741,978)	(755,719)
Proceeds from exercise of options	12,079	1,654	3,847	17,801
Repurchases of ordinary shares	0	0	0	(208,385)
Net cash (used in) generated from financing activities	3,255,418	445,990	(227,852)	(1,152,146)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(22,772)	(3,119)	25,863	73,142
Net (decrease) increase in cash, cash equivalents, and restricted cash	263,392	36,084	(1,070,108)	(996,037)
Cash, cash equivalents, and restricted cash at the beginning of the year	2,489,481	341,057	3,533,726
Cash, cash equivalents, and restricted cash at the end of the year	2,730,101	374,022	2,489,481	3,533,726
Supplemental disclosures of cash flow information:
Income taxes paid	34,106	4,673	33,923	64,932
Interest expense paid	185,491	25,412	96,730	130,322
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	348,284	47,715	458,978	120,530
Purchase consideration included in accrued expenses and other liabilities	569,050	77,960	678,732	1,208,985
Consideration for acquisition of non-controlling interests	251,000	$ 34,386	352,483	0
Reconciliation of cash and cash equivalents, and restricted cash:
Cash and cash equivalents	2,648,764		2,255,287	3,419,166
Restricted cash	81,337		234,194	114,560
Total cash and cash equivalents, and restricted cash shown in the statements of cash flows	¥ 2,730,101		¥ 2,489,481	¥ 3,533,726